Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings on Loan Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 concession	Dec. 31, 2012 TDR by Concession Type [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial and industrial [Member] Change in Amortization Period [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial and industrial [Member] Change in Amortization Period [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Owner occupied real estate [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Owner occupied real estate [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Owner occupied real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Owner occupied real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Owner occupied real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Owner occupied real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial construction and land development [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial construction and land development [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Forbearance Agreement [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Commercial real estate [Member] Change in Amortization Period [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Commercial real estate [Member] Change in Amortization Period [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Interest Rate Adjustment [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Residential [Member] Change in Amortization Period [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Residential [Member] Change in Amortization Period [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Consumer [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Consumer [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Consumer [Member] Material Extension of Time [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Consumer [Member] Material Extension of Time [Member] contract	Dec. 31, 2012 TDR by Concession Type [Member] Consumer [Member] Combination of Concessions [Member] contract	Dec. 31, 2011 TDR by Concession Type [Member] Consumer [Member] Combination of Concessions [Member] contract	Dec. 31, 2012 TDR with Additional Unused Commitments [Member] Commercial construction and land development [Member] contract	Dec. 31, 2011 TDR with Additional Unused Commitments [Member] Commercial construction and land development [Member] contract	Dec. 31, 2011 TDR with Additional Unused Commitments [Member] Commercial real estate [Member] contract
Financing Receivable, Modifications [Line Items]
Number of concessions for classifying loans receivable as TDR	1
Number of Contracts		22	36	4	10	1	2	0	4	2	0	1	0	0	4	1	1	0	1	1	0	6	17	5	16	0	1	1	0	2	5	1	0	0	1	1	0	0	1	0	3	3	3	2	0	1	1	0	1	0	1	6	0	4	0	2	0	2	6	1
Recorded Investment at Time of Restructure		$ 20,765,000	$ 29,736,000	$ 7,897,000	$ 13,490,000	$ 1,262,000	$ 629,000	$ 0	$ 12,456,000	$ 3,231,000	$ 0	$ 3,404,000	$ 0	$ 0	$ 405,000	$ 1,451,000	$ 87,000	$ 0	$ 87,000	$ 1,451,000	$ 0	$ 6,942,000	$ 11,163,000	$ 3,396,000	$ 10,932,000	$ 0	$ 231,000	$ 3,546,000	$ 0	$ 3,343,000	$ 4,368,000	$ 68,000	$ 0	$ 0	$ 93,000	$ 3,275,000	$ 0	$ 0	$ 1,194,000	$ 0	$ 3,081,000	$ 524,000	$ 628,000	$ 329,000	$ 0	$ 195,000	$ 78,000	$ 0	$ 195,000	$ 0	$ 355,000	$ 608,000	$ 0	$ 426,000	$ 0	$ 182,000	$ 0
Unused commitments																																																										$ 14,000	$ 778,000	$ 329,000